SUBSEQUENT EVENTS - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands							12 Months Ended
	Mar. 10, 2023 USD ($) $ / shares shares	Jan. 30, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 10, 2023 USD ($)	Jan. 05, 2023 USD ($)	Jan. 05, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 08, 2023 shares
Subsequent Event [Line Items]
Repayments of long-term debt							$ 0	$ 502,831	$ 1,454,837
Shares repurchased by the Company							$ 189,161	$ 52,026	$ 44,977
Subsequent Event [Member] | Melco International Repurchase Program 2023 [Member]
Subsequent Event [Line Items]
Stock repurchase program, Number of shares authorized to be repurchased | shares										40,373,076
Shares repurchased by the Company	$ 169,836
Treasury stock acquired, Average cost per share | $ / shares	$ 4.2067
Retirement of shares (in shares) | shares	40,373,076
Subsequent Event [Member] | Melco International Repurchase Program 2023 [Member] | ADR [Member]
Subsequent Event [Line Items]
Treasury stock acquired, Average cost per share | $ / shares	$ 12.62
Subsequent Event [Member] | Facility Agreement [Member] | Melco International [Member]
Subsequent Event [Line Items]
Proceeds from repayments of loans to an affiliated company			$ 200,000
Subsequent Event [Member] | 2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Repayments of long-term debt		$ 170,000			$ 680,074	$ 5,311,047
Drawdown from credit facilities				$ 300,000